Segment Disclosures - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Segment Reporting [Abstract]
Revenue by segment	$ 1,374	$ 2,193	$ 3,335
Operating Segment to Consolidated - Revenue adj.	(65)	(33)	0
Revenues	1,309	2,160	3,335
Gross margin by segment	849	1,019	1,629
Operating Segment to Consolidated - COGS adj.	(167)	(45)	(25)
Gross Profit	617	941	1,604
Operating Income (loss) by segment	369
Operating Segment to Consolidated - Unallocated Expense	(314)
Operating Segment to Consolidated - Operating Exp.	(253)
Operating Segment to Consolidated - Impairment of Goodwill	(57)
Operating Segment to Consolidated - Impairment of Long Lived Assets	(501)
Operating Segment to Consolidated - Write-down of HFS Assets	(169)
Operating Segment to Consolidated - Debenture Fair Value adj.	(24)
Operating Income (Loss)	$ (1,181)	$ (223)	$ (423)